Stock-Based Compensation - Restricted Stock Unit Activity (Detail) (AUD)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Non-vested restricted stock units, Beginning balance	3,883,918	4,004,368
Granted, Restricted Stock Units	1,192,225	1,266,656
Vested, Restricted Stock Units	(774,675)	(1,227,372)
Forfeited, Restricted Stock Units	(293,467)	(159,734)
Non-vested restricted stock units, Ending balance	4,008,001	3,883,918
Weighted Average Fair Value at Grant Date, Non-vested, Beginning balance	7.17	5.99
Weighted Average Fair Value at Grant Date, Granted	11.00	9.11
Weighted Average Fair Value at Grant Date, Vested	6.63	5.42
Weighted Average Fair Value at Grant Date, Forfeited	6.90	6.38
Weighted Average Fair Value at Grant Date, Non-vested, Ending balance	8.44	7.17